PUT OPTION LIABILITIES - Key unobservable inputs (Details) - Level 3 - Recurring	Dec. 31, 2025 Y	Dec. 31, 2024 Y	May 20, 2024 Y	Mar. 26, 2024 Y
Dividend yield
PUT OPTION LIABILITIES
Put option liabilities, measurement input	0	0
Shenma | Expected volatility
PUT OPTION LIABILITIES
Put option liabilities, measurement input	0.5387	0.6922	0.6956
Shenma | Risk-free rate
PUT OPTION LIABILITIES
Put option liabilities, measurement input	0.0122	0.011	0.0183
Shenma | Contractual term
PUT OPTION LIABILITIES
Put option liabilities, measurement input	0.33	1.33	2
Shenma | Dividend yield
PUT OPTION LIABILITIES
Put option liabilities, measurement input	0	0	0
Beijing Naonao | Expected volatility
PUT OPTION LIABILITIES
Put option liabilities, measurement input	0.8173	0.9674		1.1818
Beijing Naonao | Risk-free rate
PUT OPTION LIABILITIES
Put option liabilities, measurement input	0.0137	0.0115		0.0211
Beijing Naonao | Contractual term
PUT OPTION LIABILITIES
Put option liabilities, measurement input	1.5	2.34		3.17
Beijing Naonao | Dividend yield
PUT OPTION LIABILITIES
Put option liabilities, measurement input	0	0		0